Risk Management and Fair Values (Details Textual)	12 Months Ended
Dec. 31, 2018 USD ($)
Risk Management and Fair Values (Textual)
Average appreciation (depreciation) foreign currency	An average appreciation (depreciation) of the RMB against the U.S. dollar of 5%.
Increase (decrease) comprehensive income	$ 2,800,000
Accumulated other comprehensive loss	$ (6,100,000)
Description of concentrations risk	The outstanding balance of the five largest customers represented approximately 52% of the trade receivables of the Group at December 31, 2018 (2017: 26%).